NATIONWIDE VARIABLE INSURANCE TRUST

Amundi NVIT Multi Sector Bond Fund
BlackRock NVIT Equity Dividend Fund
DoubleLine NVIT Total Return Tactical Fund
Federated NVIT High Income Bond Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
NVIT AllianzGI International Growth Fund (formerly, NVIT Multi-Manager International Growth Fund)
NVIT AQR Large Cap Defensive Style Fund (formerly, NVIT Nationwide Fund)
NVIT Bond Index Fund
NVIT Columbia Overseas Value Fund (formerly, Templeton NVIT International Value Fund)
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Emerging Markets Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT Jacobs Levy Large Cap Growth Fund (formerly, NVIT Multi-Manager Large Cap Growth Fund)

NVIT International Index Fund
NVIT Mellon Dynamic U.S. Core Fund (formerly, NVIT Dynamic U.S. Growth Fund)
NVIT Mellon Dynamic U.S. Equity Income Fund (formerly, American Century NVIT Multi Cap Value Fund)
NVIT Mid Cap Index Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Newton Sustainable U.S. Equity Fund (formerly, Neuberger Berman NVIT Socially Responsible Fund)
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
NVIT Wells Fargo Discovery Fund (formerly, NVIT Multi-Manager Mid Cap Growth Fund)

Supplement dated September 16, 2020
to the Statement of Additional Information (“SAI”) dated April 29, 2020 (as revised July 6, 2020)

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.
1.	Effective immediately, the SAI is amended as follows:

a.	All references to, and information regarding, Joseph Finelli are deleted in their entirety.

b.	The information regarding Lee T. Cummings in the table under the heading “Officers of the Trust” on page 59 is deleted in its entirety and replaced with the following:

Lee T. Cummings
Year of Birth	Positions Held with Funds and Length of Time Served [1]
1963	Senior Vice President, Head of Fund Operations since December 2015; Treasurer and Principal Financial Officer since July 2020
Principal Occupation(s) During the Past Five Years (or Longer)
Mr. Cummings is Treasurer, Principal Financial Officer, Senior Vice President and Head of Fund Operations of Nationwide Funds Group, and is a Vice President of Nationwide Mutual Insurance Company.[2]

2.
Effective on or about November 2, 2020 (the “Effective Date”), WEDGE Capital L.L.P. (“WEDGE”) will no longer serve as a subadviser to the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”). Accordingly, all references to, and information regarding, WEDGE are deleted in their entirety. American Century Investment Management, Inc. and Thompson, Siegel & Walmsley, LLC will continue to serve as the subadvisers to the Fund.

3.
As of the Effective Date, the last paragraph and subsequent table of advisory fee waivers under the heading “Limitation of Fund Expenses” on page 68 of the SAI are deleted in their entirety and replaced with the following:

In addition to the foregoing, until at least April 30, 2022, NFA also has agreed contractually to waive advisory fees in respect of the following Funds, equal to the amounts shown in the table below, calculated monthly based on each Fund’s average daily net assets. NFA shall not be entitled to reimbursements of amounts waived pursuant to these separate fee waiver agreements.

Name of Fund	Amount of Advisory Fee Waiver
NVIT AllianzGI International Growth Fund	0.058% per annum
NVIT Emerging Markets Fund	0.05% per annum
NVIT Government Bond Fund	0.015% per annum
NVIT International Equity Fund	0.01% per annum
NVIT Mellon Dynamic U.S. Core Fund	0.038% per annum
NVIT Multi-Manager International Value Fund	0.016% per annum
NVIT Multi-Manager Mid Cap Value Fund	0.0293% per annum
NVIT Multi-Manager Small Company Fund	0.023% per annum
NVIT Newton Sustainable U.S. Equity Fund	0.05% per annum
NVIT Real Estate Fund	0.013% per annum
NVIT Wells Fargo Discovery Fund	0.029% per annum

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE